Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	$ 10,688,000	$ 288,000
Derivative financial instruments, Liability	11,907,000	21,423,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Derivative financial instruments, Liability	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	10,688,000	288,000
Derivative financial instruments, Liability	11,907,000	21,423,000
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Assets, at Fair Value	0	0
Derivative financial instruments, Liability	$ 0	$ 0